Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014	Sep. 30, 2013	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
CURRENT ASSETS:
Cash and cash equivalents	$ 11,823	$ 10,440	$ 5,528	$ 11,561	$ 7,832	$ 16,337
Accounts receivable - trade, net of allowance for doubtful accounts of $2,816 and $2,822, respectively	1,433,117	900,904		562,757
Accounts receivable - affiliates	41,706	7,445		22,883
Inventories	941,589	310,160		126,895
Prepaid expenses and other current assets	156,818	80,350		37,891
Total current assets	2,585,053	1,309,299		761,987
PROPERTY, PLANT AND EQUIPMENT, net of accumulated depreciation of $153,057 and $109,564, respectively	1,433,313	829,346		526,437
GOODWILL	1,170,490	1,107,006		555,220	167,245	8,568
INTANGIBLE ASSETS, net of accumulated amortization of $166,484 and $116,728, respectively	838,088	714,956		441,432
INVESTMENTS IN UNCONSOLIDATED ENTITIES	482,644	189,821
OTHER NONCURRENT ASSETS	42,091	16,795		6,542
Total assets	6,551,679	4,167,223		2,291,618
CURRENT LIABILITIES:
Accounts payable - trade	1,345,024	740,211		536,055
Accounts payable - affiliates	85,307	76,846		6,900
Accrued expenses and other payables	218,482	141,690		85,606
Advance payments received from customers	106,105	29,965		22,372
Current maturities of long-term debt	5,062	7,080		8,626
Total current liabilities	1,759,980	995,792		659,559
LONG-TERM DEBT, net of current maturities	2,437,351	1,629,834		740,436
OTHER NONCURRENT LIABILITIES	39,518	9,744		2,205
COMMITMENTS AND CONTINGENCIES
EQUITY, per accompanying statement:
General partner, representing a 0.1% interest, 79,420 and 53,676 notional units at March 31, 2014 and 2013, respectively	(39,690)	(45,287)		(50,497)
Limited partners, representing a 99.9% interest -
Accumulated other comprehensive income (loss)	(73)	(236)		24
Noncontrolling interests	568,770	5,274		5,740
Total equity	2,314,830	1,531,853		889,418	405,329	47,353
Total liabilities and equity	6,551,679	4,167,223		2,291,618
Common Units
Limited partners, representing a 99.9% interest -
Limited partners, representing a 99.9% interest -	1,785,823	1,570,074		920,998
Subordinated Units
Limited partners, representing a 99.9% interest -
Limited partners, representing a 99.9% interest -		$ 2,028		$ 13,153